Organization and Business Background - Schedule of Subsidiaries and Associates (Details)	12 Months Ended
Dec. 31, 2020
Wunong Net Technology Company Limited [Member]
Name of Entity	Wunong Net Technology Company Limited ("Wunong Net Technology" or the "Company")
Date of Incorporation	December 4, 2018
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Holding Company
Shenzhen Vande Technology Co., Limited [Member]
Name of Entity	Shenzhen Vande Technology Co., Limited ("Vande")
Date of Incorporation	April 6, 2017
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding Company
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member]
Name of Entity	Guo Gang Tong Trade (Shenzhen) Co., Ltd ("WFOE")
Date of Incorporation	December 28, 2018
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activities	Holding Company
Wunong Technology (Shenzhen) Co., Ltd [Member]
Name of Entity	Wunong Technology (Shenzhen) Co., Ltd ("Wunong Shenzhen")
Date of Incorporation	June 16, 2015
Place of Incorporation	Shenzhen, China
% of Ownership description	VIE
Principal Activities	An electronic online platform designed to provide primarily Clean Food to customers in China
Wunong Catering Chain Management (Shenzhen) Co., Ltd [Member]
Name of Entity	Wunong Catering Chain Management (Shenzhen) Co., Ltd
Date of Incorporation	November 27, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Wunong Shenzhen
Principal Activities	Restaurant service, food sales
Wunong Technology (Liaoning) Co., Ltd [Member]
Name of Entity	Wunong Technology (Liaoning) Co., Ltd ("Wunong Liaoning")
Date of Incorporation	November 4, 2020
Place of Incorporation	Liaoning, China
% of Ownership description	100% owned by Wunong Shenzhen
Principal Activities	Food selling, agricultural products purchase and wholesale